Retirement Benefits - Schedule of Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Estimated future Net Benefit Payments, 2013	$ 131.6
Estimated future Net Benefit Payments, 2014	129.3
Estimated future Net Benefit Payments, 2015	126.5
Estimated future Net Benefit Payments, 2016	123.2
Estimated future Net Benefit Payments, 2017	119.8
Estimated future Net Benefit Payments, Years 2018 - 2022	544.8
Medical and Life Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Estimated future Net Benefit Payments, 2013	7.5
Estimated future Net Benefit Payments, 2014	7.5
Estimated future Net Benefit Payments, 2015	7.3
Estimated future Net Benefit Payments, 2016	7.1
Estimated future Net Benefit Payments, 2017	6.8
Estimated future Net Benefit Payments, Years 2018 - 2022	28.4
Estimated future Gross Benefit Payments, 2013	8.0
Estimated future Gross Benefit Payments, 2014	8.0
Estimated future Gross Benefit Payments, 2015	7.8
Estimated future Gross Benefit Payments, 2016	7.5
Estimated future Gross Benefit Payments, 2017	7.2
Estimated future Gross Benefit Payments, Years 2018 - 2022	29.5
Estimated future Medicare D Subsidy, 2013	0.5
Estimated future Medicare D Subsidy, 2014	0.5
Estimated future Medicare D Subsidy, 2015	0.5
Estimated future Medicare D Subsidy, 2016	0.4
Estimated future Medicare D Subsidy, 2017	0.4
Estimated future Medicare D Subsidy, Years 2018 - 2022	$ 1.1